Warrant Liabilities (Details) - Schedule of Warrants are Fair Valued Using Black-Scholes Model - Warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Warrants are Fair Valued Using Black-Scholes Model [Line Items]
Volatility	113.00%	130.00%
Risk-free rate	3.794%	3.794%